Loans from Prior Shareholders	9 Months Ended
Jun. 30, 2025
Loans from Prior Shareholders [Abstract]
Loans from Prior Shareholders

Note 8 - Loans from Prior Shareholders

Short-term Loans

Loans from prior shareholders

(1). On August 4, 2024, August 15, 2024 and October 25, 2024, the Company entered three loan agreements with Mr. Aw Jeen Rong for working capital purpose. Aw Jeen Rong is the Company’s prior shareholder and owned 6.0% of the Company’s ordinary shares as of September 30, 2024. The loans are unsecured, fixed term of repayment, and interest free per the debt settlement agreement dated on April 30, 2025. As of June 30, 2025, total loans drawdown was $299,110. For the three and nine months ended June 30, 2025, there were interest expense of $1,984 and $13,079, respectively. The principal amount, maturity date and interest rate for the loans are shown in the table below:

Lender	Principal	Interest Rate	Lending Date	Due Date
Aw Jeen Rong*	$104,451	-	August 4, 2024	February 4, 2025 (extended to April 30, 2026)
Aw Jeen Rong*	$142,433	-	August 15, 2024	February 15, 2025 (extended to April 30, 2026)
Aw Jeen Rong*	$52,226	-	October 25, 2024	April 30, 2026

	June 30, 2025 (unaudited)	September 30, 2024
Total interest payable	$15,711	$2,145
Total debt and interest payable	314,821	254,449

*	Mr. Aw Jeen Rong resigned as director of Graphjet on March 14, 2025, and his balance as of September 30, 2024 was reclassified from loan from a director to loan from a prior shareholder to conform to the current year’s presentation.

(2) On September 4, 2024 and November 5, 2024, the Company entered two loan agreements with Mr. Liu Yu for working capital purpose. Liu Yu is the Company’s prior shareholder and owned 24.3% of the Company’s ordinary shares as of September 30, 2024. The loan is unsecured, fixed term of repayment, and interest free per the debt settlement agreement dated on April 30, 2025. As of June 30, 2025, total loan drawdown was $152,308. For the three and nine months ended June 30, 2025, there were interest expense of $1,008 and $6,413, respectively. The principal amount, maturity date and interest rate for the loans are shown in the table below:

Lender	Principal	Interest Rate	Lending Date	Due Date
Liu Yu	$101,246	-	September 4, 2024	March 5, 2025 (extended to April 30, 2026)
Liu Yu	$51,062	-	November 5, 2024	April 30, 2026

	June 30, 2025 (unaudited)	September 30, 2024
Total interest payable	$7,074	$408
Total debt and interest payable	159,382	103,877

Payables to prior shareholders

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the prior shareholders of the Company.

	June 30, 2025 (unaudited)	September 30, 2024
Lim Hooi Beng*	$3,003,003	$2,152,588
Aw Jeen Rong	7,122	7,278
Payables to prior shareholders	$3,010,125	$2,159,866

*	Mr. Lim Hooi Beng resigned as director of Graphjet on May 5, 2025.

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong own 13.8% and 6.0% of the ordinary shares of the Company as of September 30, 2024.

On March 11, 2024, the Company entered into the debt-to-equity conversion agreements with Mr. Lim Hooi Beng. The Company issued 12,917 ordinary shares at $4.00 per share amounting $3,100,000 to partially settle the outstanding balance. The fair value of those ordinary shares was $2.7 per share, and the difference between the share price per agreement and the fair value is considered as shareholder contribution and charged to additional paid-in-capital.

On April 30, 2025, the Company signed a debt settlement agreement with Lim Hooi Beng to settle the amount of $2,049,658 (RM 8,872,969) owing and provision for bonus $3,450,000 (RM 14,935,050) via the issuance of ordinary shares in two tranches: 1. RM 13,000,000 value of shares 12 months from the date of the agreement, and 2. RM 20,000,000 value of shares 24 months from the date of the agreement. Pursuant to ASC 470-50-40-2, the carrying amount of the debt approximately $5.5 million (RM 23,808,019) was derecognized, and the Company recognized a debt settlement loss of approximately $1.0 million (RM 4,314,854). The Company reclassified the debt as current liability and non-current liability in accordance with ASC 480 based on the appropriate classification of the settlement shares.

Long-term Loans

Payables to a prior shareholder

	June 30, 2025 unaudited	September 30, 2024
Lim Hooi Beng	$3,575,716	$-

Mr. Lim Hooi Beng is the prior shareholder of the Company and owned 13.8% of the Company’s ordinary shares as of September 30, 2024.

On April 30, 2025, the Company signed a debt settlement agreement with Lim Hooi Beng to settle the amount of $2,049,658 (RM 8,872,969) owing and provision for bonus $3,450,000 (RM 14,935,050) via the issuance of ordinary shares in two tranches: 1. RM 13,000,000 value of shares 12 months from the date of the agreement, and 2. RM 20,000,000 value of shares 24 months from the date of the agreement. Pursuant to ASC 470-50-40-2, the carrying amount of the debt approximately $5.5 million (RM 23,808,019) was derecognized, and the Company recognized a debt settlement loss of approximately $1.0 million (RM 4,314,854). The Company reclassified the debt as current liability and non-current liability in accordance with ASC 480 based on the appropriate classification of the settlement shares.

Compensation payable to a prior shareholder

On March 10, 2022, Graphjet entered into Intellectual Property Sales Agreement with Mr. Liu Yu, as supplemented by the letter from Mr. Liu Yu to Graphjet dated July 29, 2022, pursuant to which Graphjet purchased the process for producing palm-based graphene, an intellectual property held by Mr. Liu Yu for approximately $6.3 million payable within the 19th to 36th month period from July 29, 2022. Liu Yu is the Company’s prior shareholder and owned 24.3% of the Company’s ordinary shares as of September 30, 2024. The transfers of IP to the Company by Mr. Liu Yu in exchange for stock prior to or at the time of the company’s IPO through merging with a US SPAC should be recorded at the transferors’ historical cost. Based upon the Company’s records, there is no historical basis of the IP. The excess paid over the IP carrying basis of approximately $6.3 million should be charged as a compensation payable in accordance with ASC 805-50-30-5.

As of September 30, 2022, the Company repaid approximately $0.5 million in cash to Mr. Liu Yu. On March 11, 2024, the Company entered the debt-to-equity conversion agreements with Mr. Liu Yu. The Company issued 21,250 ordinary shares at $4.00 per share amounting $5,100,000 to partially settle the outstanding balance. The fair value of those ordinary shares was $2.7 per share, and the difference between the share price per agreement and the fair value is considered as shareholder contribution and charged to additional paid-in-capital.

The approximately $5.8 million outstanding compensation payable was discounted at an imputed interest rate of 12% per annum, and the amortization expense of debt discount is included in the interest expenses. During the three and nine months ended June 30, 2024, the Company recorded $nil and $345,060 interest expense for the amortization, respectively.

On April 30, 2025, the Company signed a debt settlement agreement with Liu Yu to settle the amount owing of approximately $1.5 million in the following manner: 1. payment of $221,593 12 months from the date of the agreement; 2. payment of $702,610 24 months from the date of the agreement, and; as part of his severance and interest due, $1 million which shall fall due 24 months from the date of agreement and shall be repaid in 10 consecutive monthly instalments of $100,000 each, payable on the first day of each calendar month commencing from the due date. The approximately $1.5 million outstanding compensation payable was discounted at an imputed interest rate of 15% per annum, and the amortization expense of debt discount is included in the interest expenses. During the three and nine months ended June 30, 2025, the Company recorded $479,687 and $479,687 interest expense for the amortization, respectively.

As of June 30, 2025 and September 30, 2024, the outstanding balance on the payable is $1,250,459 and $737,894, respectively.